Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 11	$ 6
Bank deposits	5,961	6,595
Total Cash and cash equivalents	$ 5,972	$ 6,601